Strategic Review and Liquidity (FY) (Details) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2026	Feb. 28, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Reduction in workforce (percent)	36.00%	64.00%
Total Estimated Costs		$ 6,500	$ 6,486
Cash and cash equivalents			$ 21,987		$ 57,050	$ 77,596	$ 110,995
Subsequent Event
Restructuring Cost and Reserve [Line Items]
Reduction in workforce (percent)		64.00%
Forecast | Subsequent Event
Restructuring Cost and Reserve [Line Items]
Total Estimated Costs				$ 4,100